SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of Supplemental Cash Flow Information (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Other receivables	$ 23,853	$ 136,629
Deposits and prepaid expenses	(820,478)	50,870
Trade payables and other current liabilities	(33,513)	116,143
Project contributions payable	464	464
Net change in non-cash working capital balances	$ (829,674)	$ 304,106